Cover Document	May 06, 2020
Entity Addresses [Line Items]
Entity Central Index Key	0000004127
Entity Incorporation, State or Country Code	DE
Written Communications	false
Title of 12(b) Security	Common Stock, par value $0.25 per share
City Area Code	(949)
Document Period End Date	May 06, 2020
Document Type	8-K
Entity Registrant Name	Skyworks Solutions, Inc.
Entity File Number	001-05560
Entity Tax Identification Number	04-2302115
Entity Address, Address Line One	5260 California Avenue
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92617
Local Phone Number	231-3000
Trading Symbol	SWKS
Security Exchange Name	NASDAQ
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Description	20 Sylvan Road, Woburn, MA 01801